[Peoples Benefit Life Insurance Company Letterhead]

May 4, 2007

Securities and Exchange Commission

Filing Desk

100 F Street N.E.

Washington, D. C. 20549-0506

RE:	Peoples Benefit Life Insurance Company Separate Account IV Vanguard Variable Annuity (33-36073) Certification Pursuant to Rule 497(j) under the Securities Act of 1933

Dear Sir or Madam:

On behalf of the above-captioned registrant, I hereby certify, pursuant to Rule 497(j) of the Securities Act of 1933, that the form of the prospectus and statement of additional information dated May 1, 2007, that would have been filed under paragraph (c) of Rule 497 does not differ from those contained in the most recently filed amendment to the above-captioned registration statement. The text of the registrant’s most recent post-effective amendment was filed electronically via EDGAR.

If you have any questions regarding this certification, please call the undersigned at (319) 297-8330.

PEOPLES BENEFIT LIFE INSURANCE COMPANY

SEPARATE ACCOUNT IV (REGISTRANT)

By: Peoples Benefit Life Insurance Company

/s/ Darin D. Smith

Darin D. Smith

General Counsel

Annuity Products & Services